Other assets (Tables)	6 Months Ended
Jun. 30, 2024
ElectraMeccanica Vehicles Corp
Other Assets [Line Items]
Schedule of other assets

	December 31, 2023	December 31, 2022
Security deposit	$1,161,000	$1,161,000
Cloud computing assets	2,405,964	3,920,869
Duty drawback receivable	132,896	—
Intangible assets	11,956	11,956
	$3,711,816	$5,093,825